APPROVAL OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
Statement of financial position [abstract]
APPROVAL OF THE FINANCIAL STATEMENTS	APPROVAL OF THE FINANCIAL STATEMENTS The financial statements were approved and authorized for issuance by the Board of Directors on March 31, 2025.